United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: Six months ended 05/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Global Allocation Fund
Fund Established 1934

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Global Allocation Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
International Equity Securities	31.7%
Domestic Equity Securities	31.1%
Foreign Debt Securities	7.3%
Corporate Debt Securities	6.4%
U.S. Treasury and Agency Securities	3.2%
Collateralized Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.1%
Mortgage-Backed Securities[3]	0.1%
Other Security Type[4]	0.8%
Emerging Markets Core Fund	9.4%
Federated Mortgage Core Portfolio	4.7%
Federated Project and Trade Finance Core Fund	1.4%
High Yield Bond Portfolio	0.9%
Federated Bank Loan Core Fund	0.3%
Derivative Contracts[5,6]	0.0%
Other Assets and Liabilities[7]	2.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Other Security Type consist of an exchange-traded fund.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2019, the Fund's sector composition8 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	19.0%
Information Technology	14.2%
Industrials	12.2%
Consumer Discretionary	11.5%
Health Care	10.0%
Consumer Staples	7.9%
Communication Services	7.8%
Materials	5.3%
Energy	4.5%
Real Estate	3.8%
Utilities	3.8%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2019 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—62.8%
		Communication Services—4.9%
4,893	[1]	AMC Networks, Inc.	$258,204
25,118		AT&T, Inc.	768,108
610	[1]	Alphabet, Inc., Class A	674,965
96	[1]	Alphabet, Inc., Class C	105,948
32,039		Auto Trader Group PLC	242,975
388	[1]	Boingo Wireless, Inc.	7,333
391	[1]	Care.com, Inc.	5,587
311	[1]	CarGurus, Inc.	10,624
314	[1]	Charter Communications, Inc.	118,315
490		Cheil Worldwide, Inc.	10,853
3,500		China Mobile Ltd.	30,555
31,546		Deutsche Telekom AG, Class REG	532,453
2,380	[1]	Facebook, Inc.	422,379
1,467	[1]	Glu Mobile, Inc.	11,707
659	[1]	Gray Television, Inc.	11,355
439,095		HKT Trust and HKT Ltd.	691,766
6,046		Hellenic Telecommunication Organization SA	82,733
5,268	[1]	IAC Interactive Corp.	1,163,438
1,183	[1]	Imax Corp.	25,742
819	[1]	Intelsat SA	14,783
17,700		KDDI Corp.	454,625
62,737		Koninklijke KPN NV	191,808
1,198	[1]	Liberty Braves Group	31,879
319	[1]	Liberty TripAdvisor Holdings, Inc.	3,397
20,862	[1]	Live Nation Entertainment, Inc.	1,268,827
733	[1]	Loral Space & Communications Ltd.	24,849
3,963	[1]	Match Group, Inc.	272,060
18,000		NTT DOCOMO, Inc.	412,938
472		Nexstar Media Group, Inc., Class A	47,271
36,000		PCCW Ltd.	20,473
19,966		Pearson PLC	198,791
10,174		Rogers Communications, Inc., Class B	535,272
97		Shenandoah Telecommunications Co.	3,900
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Communication Services—continued
112,400		Singapore Press Holdings Ltd.	$191,476
30,304	[1]	Sprint Corp.	208,188
7,497	[1]	T-Mobile USA, Inc.	550,580
894	[1]	TechTarget, Inc.	16,897
32,150		Telefonica Deutschland Holding AG	90,171
175,649		Telstra Corp. Ltd.	444,488
26,100		Tencent Holdings Ltd.	1,082,393
86,783		Tim Participacoes S.A.	243,279
19,118		Tribune Media Co.	885,163
194,400	[1]	True Corp. PCL	30,205
21,972	[1]	Twitter, Inc.	800,660
2,065	[1]	U.S. Cellular Corp.	89,931
5,053		Verizon Communications, Inc.	274,630
23,894		Vivendi SA	642,200
2,699	[1]	Vonage Holdings Corp.	31,956
291		World Wrestling Entertainment, Inc.	21,167
1,890	[1]	Zayo Group Holdings, Inc.	61,803
32,049	[1]	Zillow Group, Inc.	1,378,748
187,360	[1]	Zynga, Inc.	1,178,494
		TOTAL	16,878,342
		Consumer Discretionary—7.2%
401		Aaron's, Inc.	21,357
146		Abercrombie & Fitch Co., Class A	2,526
3,831		Adidas AG	1,096,423
7,200		Aisin Seiki Co.	238,462
5,817	[1]	Alibaba Group Holding Ltd., ADR	868,245
1,907	[1]	Amazon.com, Inc.	3,385,058
1,595		American Eagle Outfitters, Inc.	27,753
3,500		Asics Corp.	38,284
4,211		BBX Capital Corp.	17,223
341		BJ's Restaurants, Inc.	14,284
1,759		Bloomin Brands, Inc.	33,966
120	[1]	Booking Holdings, Inc.	198,746
543	[1]	Boot Barn Holdings, Inc.	14,189
6,100		Bridgestone Corp.	226,913
5,308	[1]	Bright Horizons Family Solutions, Inc.	727,514
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
142		Brinker International, Inc.	$5,335
975	[1]	CROCs, Inc.	18,837
2,867		Callaway Golf Co.	42,145
28		Canadian Tire Corp. Ltd.	2,801
184	[1]	Career Education Corp.	3,454
33	[1]	Cavco Industries, Inc.	4,739
5,977		Columbia Sportswear Co.	560,523
26,368		Compass Group PLC	596,629
256		Cooper Tire & Rubber Co.	7,060
2,649		D. R. Horton, Inc.	113,271
1,076		Dana, Inc.	15,699
160		Dave & Buster's Entertainment, Inc.	7,958
430	[1]	Deckers Outdoor Corp.	65,403
2,375	[1]	Denny's Corp.	46,740
700		Denso Corp.	26,956
414		Dine Brands Global, Inc.	39,090
14,065		Dollarama, Inc.	444,240
11,709		eBay, Inc.	420,704
639	[1]	Etsy, Inc.	39,816
14,591		Extended Stay America, Inc.	250,090
200		Fast Retailing Co. Ltd.	115,691
3,396		Faurecia	124,741
8,000		Feng Tay Enterprise Co. Ltd.	60,197
13,247		Fiat Chrysler Automobiles NV	168,685
2,789		Fila Korea Ltd.	181,740
365	[1]	Five Below, Inc.	46,986
35,515		Ford Motor Co.	338,103
222	[1]	Fossil, Inc.	2,173
2,361	[1]	Frontdoor, Inc.	94,936
18,464		Gentex Corp.	394,391
82	[1]	Gentherm, Inc.	3,065
133		Group 1 Automotive, Inc.	9,601
95,896		Harvey Norman Holdings Ltd.	275,525
14,932	[1]	Hilton Grand Vacations, Inc.	379,571
9,475		Hilton Worldwide Holdings, Inc.	847,444
9,176		Home Depot, Inc.	1,742,064
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
11,600		Iida Group Holdings Co. Ltd.	$183,267
20,541		Industria de Diseno Textil SA	551,509
6,651		InterContinental Hotels Group PLC	429,763
485		Jack in the Box, Inc.	40,352
195		Johnson Outdoors, Inc., Class A	14,393
46,800		Jollibee Foods Corp.	258,353
607		Kering	315,303
2,800		Koito Manufacturing Co. Ltd.	129,087
216	[1]	Kontoor Brands, Inc.	6,325
645		LCI Industries	53,451
2,680		LVMH Moet Hennessy Louis Vuitton SA	1,015,419
1,361		La-Z-Boy, Inc.	43,811
103		Las Vegas Sands Corp.	5,665
1,639	[1]	Laureate Education, Inc.	26,322
642	[1]	Liberty Expedia Holdings, Inc.	26,470
4,440		Lowe's Cos., Inc.	414,163
9,385		Magna International, Inc.	401,966
595		Marine Products Corp.	8,235
16,500		Mazda Motor Corp.	160,113
800		McDonald's Holdings Co. (Japan), Ltd.	36,362
1,830		Michelin, Class B	209,317
12,300		Mitsubishi Motors Corp.	57,634
100	[1]	Monarch Casino & Resort, Inc.	4,303
7,147		Moncler S.p.A	262,699
292		Movado Group, Inc.	7,522
9,871		Mr. Price Group Ltd.	133,562
97	[1]	NVR, Inc.	310,552
1,305		Naspers Ltd., Class N	292,526
5,933		Next PLC	432,667
15,000		Nien Made Enterprise Co. Ltd.	108,699
1,900		Nitori Holdings Co., Ltd.	226,058
4,312		Nokian Renkaat Oyj	122,995
765	[1]	Ollie's Bargain Outlet Holding, Inc.	75,521
568		PVH Corp.	48,388
40,900		Panasonic Corp.	323,840
1,972	[1]	Party City Holdco, Inc.	15,579
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
347	[1]	Penn National Gaming, Inc.	$6,541
3,292		Persimmon PLC	81,783
10,184		Petrobras Distribuidora SA	66,311
14,325		Peugeot SA	319,271
602	[1]	Planet Fitness, Inc.	46,035
55,000		Pou Chen Corp.	62,280
204	[1]	RH	17,371
523	[1]	Rent-A-Center, Inc.	12,479
3,500		Rinnai Corp.	228,227
23,600		Ruentex Industries Ltd.	51,588
200		Ryohin Keikaku Co. Ltd.	36,103
737	[1]	SeaWorld Entertainment, Inc.	23,584
497	[1]	ServiceMaster Global Holdings, Inc.	26,838
3,900		Shimamura Co. Ltd.	297,095
318		Shoe Carnival, Inc.	8,169
67	[1]	Shutterfly, Inc.	3,181
428	[1]	Shutterstock, Inc.	16,290
28		Skyline Champion Corp.	655
8,745		Sodexo SA	1,004,937
539		Starbucks Corp.	40,996
6,000		Subaru Corp.	138,593
3,100		Suzuki Motor Corp.	147,660
1,094		TJX Cos., Inc.	55,017
120	[1]	TopBuild Corp.	9,512
13,100		Toyoda Gosei Co. Ltd.	228,634
1,012	[1]	Under Armour, Inc.	20,473
1,511		V.F. Corp.	123,721
371	[1]	Vera Bradley, Inc.	4,062
291		Volkswagen AG	46,211
334	[1]	Weight Watchers International, Inc.	5,775
28,400		Yamada Denki Co. Ltd.	133,105
13,600		Yamaha Motor Co.	231,330
20,500		Yue Yuen Industrial Holdings Ltd.	57,308
223	[1]	Zumiez, Inc.	4,411
		TOTAL	24,715,083
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—4.9%
6,100		AEON Co. Ltd.	$105,166
2,061		Alimentation Couche-Tard, Inc., Class B	126,487
2,520		Archer-Daniels-Midland Co.	96,566
14,824	[1]	Atacadao Distribuicao Comercio e Industria Ltda	87,457
11,241		BIM Birlesik Magazalar AS	153,785
542	[1]	BJ's Wholesale Club Holdings, Inc.	13,539
2,730		British American Tobacco PLC	94,769
3,168		Brown-Forman Corp.	155,897
3,234		Bunge Ltd.	169,106
376		Cal-Maine Foods, Inc.	13,920
422		Calavo Growers, Inc.	36,904
1,400		Calbee, Inc.	39,573
31,800		Charoen Pokphand Indonesia PT Tbk	10,899
4,503		Church and Dwight, Inc.	335,068
8,479		Clicks Group, Ltd.	110,899
13,428		Coca-Cola Amatil Ltd.	88,560
3,941		Colruyt SA	292,676
67		Costco Wholesale Corp.	16,052
54,599		Davide Campari - Milano SpA	532,864
23,720		Diageo PLC	997,104
481	[1]	Edgewell Personal Care Co.	13,728
2,629		Empire Co. Ltd., Class A	60,609
1,099		Estee Lauder Cos., Inc., Class A	176,972
7,420		George Weston Ltd.	554,304
3,000		Growell Holdings Co., Ltd.	105,191
5,141	[1]	Herbalife Nutrition Ltd.	214,791
9,901		Imperial Brands PLC	239,917
50,408		J. Sainsbury PLC	127,182
1,209		Kimberly-Clark Corp.	154,619
14,577		Kraft Heinz Co./The	403,054
5,304		L'Oreal SA	1,423,442
3,717		Lamb Weston Holdings, Inc.	220,232
12,000		Lion Corp.	231,424
15,734		Loblaw Co. Ltd.	807,421
7,466		Metro, Inc., Class A	272,490
4,410		MetroWholesale & Food Specialist AG	69,470
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
14,806	[1]	Monster Beverage Corp.	$915,899
6,123		Nestle S.A.	608,121
20,800		Nisshin Seifun Group, Inc.	483,481
4,498		Orkla ASA	38,932
34,700		PT Gudang Garam Tbk	195,347
1,097	[1]	Performance Food Group Co.	43,167
8,300	[1]	Perlis Plantations Bhd	37,339
34,706		Pick'n Pay Stores Ltd.	168,832
2,900		Pigeon Corp.	108,976
24,000		President Chain Store Corp.	228,275
7,618		Procter & Gamble Co.	783,968
191		Sanfilippo (John B. & Sons), Inc.	14,640
5,200		Sundrug Co. Ltd.	130,417
7,722		Sysco Corp.	531,428
21,443		Tesco PLC	61,310
24,236		The Coca-Cola Co.	1,190,715
9,791		Tyson Foods, Inc., Class A	743,039
2,558	[1]	US Foods Holding Corp.	88,404
152	[1]	USANA Health Sciences, Inc.	10,759
146,000		Uni-President Enterprises Corp.	375,257
173		Universal Corp.	9,778
5,538		Vector Group Ltd.	49,565
77		WD 40 Co.	12,037
113,063		Wal-Mart de Mexico SAB de C.V.	318,154
533		Walgreens Boots Alliance, Inc.	26,298
7,349		WalMart, Inc.	745,483
28,100		Yamazaki Baking Co. Ltd.	420,321
20,000		Yihai International Holding Ltd.	98,197
		TOTAL	16,990,276
		Energy—2.8%
226		Arch Coal, Inc.	19,922
164,269		BP PLC	1,114,089
30	[1]	Bonanza Creek Energy, Inc.	586
33	[1]	CONSOL Energy, Inc.	865
1,321		CVR Energy, Inc.	56,103
716	[1]	Cactus, Inc.	23,306
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
5,732		Chevron Corp.	$652,588
486,000		China Petroleum & Chemical Corp.	323,124
10,094		ConocoPhillips	595,142
200		DMC Global, Inc.	13,528
471		Delek US Holdings, Inc.	14,417
2,080		Equinor ASA	39,753
898	[1]	Exterran Corp.	12,392
1,584		Exxaro Resources Ltd.	18,428
9,935		Exxon Mobil Corp.	703,100
1,870		Hess Corp.	104,458
11,176		Imperial Oil Ltd.	298,749
1,251	[1]	Keane Group, Inc.	9,182
172		Liberty Oilfield Services, Inc.	2,193
230		Mammoth Energy Services, Inc.	2,415
10,313		Marathon Petroleum Corp.	474,295
787	[1]	Matrix Services Co.	14,245
8,423		Neste Oyj	283,904
458		OMV AG	21,498
7,896		PBF Energy, Inc.	208,454
158,000		PTT Public Co. Ltd.	230,583
116	[1]	Par Petroleum Corp.	2,274
503		Peabody Energy Corp.	11,831
152,000		PetroChina Co. Ltd.	84,765
35,764	[1]	Petroleo Brasileiro SA	257,296
15,081		Phillips 66	1,218,545
1,390	[1]	Propetro Holding Corp.	26,994
253	[1]	Renewable Energy Group, Inc.	3,957
3,586		Repsol SA	57,758
20,614		Royal Dutch Shell PLC, Class B	642,770
210	[1]	Seacor Holdings, Inc.	8,738
29,605	[1]	Tatneft	335,018
14,707		Tenaris S.A.	172,249
18,829		Total S.A.	973,975
336		Tupras Turkiye Petrol Rafinerileri A.S.	7,553
9,057		Valero Energy Corp.	637,613
1,386	[1]	W&T Offshore, Inc.	5,821
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
1,941		World Fuel Services Corp.	$56,561
		TOTAL	9,741,037
		Financials—11.9%
390		AG Mortgage Investment Trust, Inc.	6,014
238,050		AMP Ltd.	357,142
4,432		Admiral Group PLC	115,670
13,944		Aflac, Inc.	715,327
8,695		Ageas	424,011
710,000		Agricultural Bank of China	303,798
4,183	[1]	Alior Bank SA	57,601
6,814		Allianz SE	1,513,486
6,869		Allstate Corp.	656,058
1,901		American Equity Investment Life Holding Co.	53,817
3,322		American Express Co.	381,067
3,636		Ameriprise Financial, Inc.	502,604
483		Ares Commercial Real Estate Corp.	7,090
5,939		Assicurazioni Generali SpA	104,224
1,483		Assured Guaranty Ltd.	60,610
24,390		Australia & New Zealand Banking Group, Melbourne	470,680
38,969		BB Seguridade Participacoes SA	296,343
23,687		BS Financial Group, Inc.	136,844
44,911		B3 SA - Brasil Bolsa Balcao	418,557
104		BancFirst Corp.	5,432
84,857		Banco de Chile	12,182
24,064		Banco Santander Brasil SA	280,260
317,285		Banco Santander Chile SA	22,341
3,561		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5,222
1,174	[1]	Bancorp, Inc., DE	10,449
7,312		Bank Hapoalim BM	52,623
52,228		Bank Leumi Le-Israel	350,271
67,242		Bank of America Corp.	1,788,637
160,000		Bank of Communications Ltd.	125,068
457		Bank of Marin Bancorp	18,513
4,634		Bank of Montreal	336,407
748		Bank Zachodni WBK S.A.	71,202
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
571		Banner Corp.	$28,813
31,204		Bendigo & Adelaide Bank Ltd.	242,283
1,399	[1]	Berkshire Hathaway, Inc.	276,191
2,346		BlackRock, Inc.	974,904
327	[1]	Blucora, Inc.	10,127
856	[1]	Brighthouse Financial, Inc.	30,379
1,723		Brightsphere Investment Group PLC	18,505
153		CNA Financial Corp.	6,879
18,060		CNP Assurances	386,929
882		Cadence BanCorporation	16,317
5,000		Canadian Imperial Bank of Commerce	379,143
207	[1]	Cannae Holdings, Inc.	5,264
1,200		Cathay Bancorp, Inc.	40,368
169,000		Chang Hwa Commercial Bank	106,600
14,702		Charles Schwab Corp.	611,750
650		Chemical Financial Corp.	24,609
450,000		China CITIC Bank Corp. Ltd.	255,069
229,000		China Construction Bank Corp.	180,694
8,000	[2]	China Ding Yi Feng Holdings Ltd.	621
363,000		China Huarong Asset Management Co. Ltd.	61,446
82,200		China Insurance International Holdings Co. Ltd.	210,609
68,000		China Merchants Bank Co. Ltd.	326,415
49,292		Commerzbank AG, Frankfurt	347,202
33,500		Concordia Financial Group Ltd.	127,464
1,647		ConnectOne Bancorp, Inc.	34,603
12,331		Corp Mapfre Sa	36,191
9,331,237		Corpbanca	72,634
4,900		DBS Group Holdings Ltd.	86,566
16,586		DNB Bank ASA	281,027
4,330		Deutsche Boerse AG	598,536
12,862		E*Trade Financial Corp.	576,218
415,162		E.Sun Financial Holding Co. Ltd.	359,285
705		Eagle Bancorp, Inc.	37,421
11,402		East West Bancorp, Inc.	487,093
613		Employers Holdings, Inc.	25,464
790	[1]	Enova International, Inc.	16,867
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
525		Enterprise Financial Services Corp.	$20,575
1,699		Erste Group Bank AG	60,220
967	[1]	Essent Group Ltd.	45,401
6,782		Exor NV	425,058
88,000		Far East Horizon Ltd.	93,737
201		Federal Agricultural Mortgage Association, Class C	13,754
3,580		First BanCorp	35,657
539		First Bancorp, Inc.	19,086
116		First Commmonwealth Financial Corp.	1,458
442		First Defiance Financial Corp.	11,978
536		First Interstate BancSystem, Inc., Class A	19,784
964		First Merchants Corp.	32,053
57,290		FirstRand Ltd.	262,790
13,581	[1]	Genworth Financial, Inc., Class A	39,521
9,944		Gjensidige Forsikring ASA	193,490
167		Great Southern Bancorp, Inc.	9,222
30		Great Western Bancorp, Inc.	932
1,017		Great-West Lifeco, Inc.	23,025
413	[1]	Green Dot Corp.	19,167
41,692		Grupo Financiero Banorte S.A. de C.V.	227,193
62,579		HSBC Holdings PLC	510,550
3,152		Hana Financial Holdings	95,848
763		Hancock Whitney Corp.	28,979
16,133		Hargreaves Lansdown PLC	460,561
1,064		Heritage Commerce Corp.	12,672
176		Hometrust Bancshares, Inc.	4,308
53,800		Hong Leong Bank Berhad	243,792
1,700		Hong Leong Credit Berhad	7,695
492		Houlihan Lokey, Inc.	22,243
5,458		Hyundai Marine & Fire Insurance Co.	140,668
12,838		IRB Brasil Resserguros S/A	333,321
438		Iberiabank Corp.	31,317
691		Independent Bank Corp.- Michigan	14,615
23,000		Industrial & Commercial Bank of China	16,393
20,415		Industrial Bank of Korea	236,990
518		International Bancshares Corp.	18,886
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
2,752		Invesco Mortgage Capital, Inc.	$42,353
3,996		Investors Bancorp, Inc.	41,598
11,137		JPMorgan Chase & Co.	1,180,077
5,297		KB Financial Group, Inc.	195,241
1,255		KBC Groupe	82,431
184		Komercni Banka A.S.	6,941
56,847		Korea Life Insurance Co., Ltd.	152,927
17,475		L E Lundbergforetagen AB	574,147
2,436		LPL Investment Holdings, Inc.	195,416
1,539		Ladder Capital Corp.	24,470
2,042		Ladenburg Thalmann Financial Services, Inc.	6,534
539		LegacyTexas Financial Group, Inc.	19,674
78,199		Legal & General Group PLC	254,030
3,917		London Stock Exchange Group PLC	260,977
4,139	[1]	MGIC Investment Corp.	56,083
4,217		MSCI, Inc., Class A	927,782
54,423		Medibank Private Ltd.	124,349
16,117		MetLife, Inc.	744,767
2,608		Mizrahi Tefahot Bank Ltd.	57,014
157,900		Mizuho Financial Group, Inc.	222,772
9,331		Morgan Stanley	379,678
5,111		Muenchener Rueckversicherungs-Gesellschaft AG	1,233,675
382	[1]	NMI Holdings, Inc.	10,413
25,658		NN Group NV	973,247
770		National Bank Holdings Corp.	27,019
5,616		National Bank of Canada, Montreal	252,255
26		National Western Life Insurance Co., Class A	6,933
30,968		Nordea Bank Abp	218,403
746		OFG Bancorp.	14,010
1,961		OTP Bank RT	81,822
2,196	[1]	On Deck Capital, Inc.	8,828
4,847		Onex Corp.	276,454
2,330		Orange Life Insurance Ltd.	70,894
3,000		Oversea-Chinese Banking Corp. Ltd.	23,088
5,491		PNC Financial Services Group	698,785
197,300		PT Bank Central Asia	402,007
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	COMMON STOCKS—continued
	Financials—continued
70,700	PT Bank Danamon Indonesia	$22,923
1,518	Partners Group Holding AG	1,064,163
647,000	People's Insurance Co. (Group) of China Ltd.	253,648
415	People's Utah Bancorp	11,620
35,500	Ping An Insurance (Group) Co. of China Ltd.	390,819
428,000	Postal Savings Bank of China Co. Ltd.	255,761
11,171	Power Corp. of Canada	235,470
18,082	Powszechna Kasa Oszczednosci Bank Polski SA	185,180
322	Preferred Bank Los Angeles, CA	14,094
555	Primerica, Inc.	63,747
1,220	Provident Financial Services, Inc.	29,085
13,500	RHB Capital Berhad	18,777
48,390	RMB Holdings Ltd.	273,465
2,795	Radian Group, Inc.	62,748
234	Raiffeisen Bank International AG	5,433
3,791	Raymond James Financial, Inc.	313,061
2,695	Ready Capital Corp., REIT	39,266
204	Republic Bancorp, Inc.	9,351
73,720	Royal Bank of Scotland Group PLC	198,937
719	SEI Investments Co.	36,130
2,724	Samsung Life Insurance Co., Ltd.	184,562
10,608	Scor SA	435,851
718,528	Shin Kong Financial Holdings Co. Ltd.	199,258
9,128	Shinhan Financial Group Co. Ltd.	340,747
4,000	Singapore Exchange Ltd.	21,490
37,758	Skand Enskilda BKN, Class A	335,148
21,558	Standard Bank Group Ltd.	293,784
5,300	Sumitomo Mitsui Trust Holdings, Inc.	193,457
3,532	Suncorp Group Ltd.	31,850
6,838	Swiss Re AG	647,712
4,814	TRYG A/S	150,450
573,000	Taiwan Business Bank	234,258
494,730	Taiwan Cooperative Financial Holding Co. Ltd.	320,817
1,120	The Bank of NT Butterfield & Son Ltd.	36,982
3,669	The Travelers Cos., Inc.	534,096
13,560	Toronto Dominion Bank	741,406
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
369	[1]	Trupanion, Inc.	$10,823
875		United Community Banks, Inc.	23,196
1,909		United Community Financial Corp.	17,486
380		United Financial Bancorp, Inc.	4,955
29,000		United Overseas Bank Ltd.	495,787
27,743		Wells Fargo & Co.	1,230,957
927		Wendel SA	117,519
626		Wesbanco, Inc.	22,242
2,762		Western Asset Mortgage Capital Corp.	26,764
19,064		Westpac Banking Corp. Ltd., Sydney	362,974
		TOTAL	41,018,318
		Health Care—6.3%
20,831	[1]	Achillion Pharmaceuticals, Inc.	57,910
124	[1]	Addus Homecare Corp.	8,479
2,966	[1]	Agenus, Inc.	7,563
6,977	[1]	Akebia Therapeutics, Inc.	31,048
15,700		Alfresa Holdings Corp.	395,138
499	[1]	Amedisys, Inc.	56,043
7,894		AmerisourceBergen Corp.	614,627
854	[1]	Amneal Pharmaceuticals, Inc.	6,439
226	[1]	Amphastar Pharmaceuticals, Inc.	4,350
7		Anthem, Inc.	1,946
1,573	[1]	Apellis Pharmaceuticals, Inc.	31,602
6,687	[1]	Arcus Biosciences, Inc.	56,706
933	[1]	Array BioPharma, Inc.	24,650
394	[1]	Arrowhead Pharmaceuticals, Inc.	9,342
1,992		AstraZeneca PLC	146,994
3,304	[1]	Athenex, Inc.	47,743
22	[1]	Audentes Therapeutics, Inc.	773
11,203		Baxter International, Inc.	822,748
4,306	[1]	Bio-Rad Laboratories, Inc., Class A	1,235,521
172	[1]	BioTelemetry, Inc.	8,232
13,063		Bristol-Myers Squibb Co.	592,668
3,925		Cardinal Health, Inc.	165,125
303	[1]	Cardiovascular Systems, Inc.	11,802
12,432	[1]	Celgene Corp.	1,165,997
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
318	[1]	Celltrion, Inc.	$50,589
3,313	[1]	ChemoCentryx, Inc.	37,371
2,115		Coloplast A.S., Class B	225,416
823	[1]	Corvel Corp.	60,886
6,801	[1]	Davita, Inc.	295,299
791	[1]	Diplomat Pharmacy, Inc.	3,654
4,500		Eisai Co. Ltd.	263,934
394		Ensign Group, Inc.	20,984
16,686	[1]	Exelixis, Inc.	326,879
5,891	[1]	Five Prime Therapeutics, Inc.	49,484
2,432		Fresenius Medical Care AG & Co. KGaA	177,466
1,986		Fresenius SE & Co KGaA	100,819
2,039	[1]	G1 Therapeutics, Inc.	42,737
72	[1]	Genomic Health, Inc.	3,762
48,179		GlaxoSmithKline PLC	930,330
440	[1]	Globus Medical, Inc.	17,292
4,006		HCA Healthcare, Inc.	484,566
385	[1]	HMS Holdings Corp.	11,716
700	[1]	Haemonetics Corp.	67,893
894	[1]	Halozyme Therapeutics, Inc.	13,186
25	[1]	HealthEquity, Inc.	1,634
3,214		Humana, Inc.	786,980
23,257	[1]	Immunogen, Inc.	41,863
16,007	[1]	Incyte Genomics, Inc.	1,258,630
99	[1]	Inogen, Inc.	6,383
239	[1]	Integer Holdings Corp.	16,754
462	[1]	Iovance Biotherapeutics, Inc.	7,554
1,018		Johnson & Johnson	133,511
505	[1]	LHC Group, Inc.	57,206
10,974	[1]	Lexicon Pharmaceuticals, Inc.	59,040
477	[1]	MacroGenics, Inc.	8,748
586	[1]	Magellan Health, Inc.	38,694
2,744	[1]	Magenta Therapeutics, Inc.	40,227
8,111		McKesson Corp.	990,678
22,700		Medipal Holdings Corp.	490,212
4,169		Merck & Co., Inc.	330,226
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,062	[1]	Merit Medical Systems, Inc.	$54,831
11,800		Mitsubishi Tanabe Pharma Corp.	138,798
799	[1]	Molina Healthcare, Inc.	113,666
4,518	[1]	Momenta Pharmaceuticals, Inc.	52,544
119	[1]	Natus Medical, Inc.	2,963
9,695	[1]	Neurocrine Biosciences, Inc.	821,942
19,104		Novartis AG	1,640,708
10,437		Novo Nordisk A/S	491,926
1,170	[1]	Odonate Therapeutics, Inc.	25,143
203	[1]	Omnicell, Inc.	16,128
103	[1]	OraSure Technologies, Inc.	855
907		Orion Oyj	29,639
30	[1]	Orthofix Medical, Inc.	1,480
20,082	[1]	PDL BioPharma, Inc.	56,631
3,056		Pfizer, Inc.	126,885
157	[1]	Providence Service Corp.	10,155
220	[1]	Ra Pharmaceuticals, Inc.	4,759
1,276		Recordati SpA	52,681
3,069	[1]	Regeneron Pharmaceuticals, Inc.	925,979
866		Roche Holding AG	227,257
2,096	[1]	Scholar Rock Holding Corp.	38,441
5,618	[1]	Siga Technologies, Inc.	30,000
22,000		Sinopharm Group Co. Ltd.	82,417
5,369		Sonic Healthcare Ltd.	97,262
118	[1]	Staar Surgical Co.	2,734
100		Straumann Holding AG	82,237
7,000		Suzuken Co. Ltd.	429,526
66	[1]	Tabula Rasa HealthCare, Inc.	2,981
254	[1]	Tactile Systems Technology, Inc.	12,200
305	[1]	Tandem Diabetes Care, Inc.	20,911
378	[1]	Tivity Health, Inc.	6,917
41	[1]	Triple-S Management Corp., Class B	1,004
340	[1]	Twist Bioscience Corp.	8,775
7,324		UnitedHealth Group, Inc.	1,770,943
230	[1]	Vanda Pharmaceuticals, Inc.	3,376
433	[1]	Veracyte, Inc.	9,812
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
6,441	[1]	Vertex Pharmaceuticals, Inc.	$1,070,365
89	[1]	WellCare Health Plans, Inc.	24,581
414	[1]	Xencor, Inc.	12,768
		TOTAL	21,458,269
		Industrials—7.7%
67,939		ADT, Inc.	397,443
381	[1]	ASGN, Inc.	19,328
167		AZZ, Inc.	7,027
7,367		Adecco Group AG	395,997
44,500		AirAsia Group Bhd	30,653
1,263		Airbus Group SE	162,295
137,800		Airports of Thailand Public Co. Ltd.	277,416
353		Alamo Group, Inc.	33,510
214		Albany International Corp., Class A	14,995
73,178		Alfa, S.A. de C.V., Class A	67,022
174		Allied Motion Technologies, Inc.	5,650
11,248		Allison Transmission Holdings, Inc.	465,555
3,117		Ametek, Inc.	255,251
650		Andritz AG	23,342
332		Applied Industrial Technologies, Inc.	18,038
534		ArcBest Corp.	13,387
13,766		Ashtead Group PLC	323,208
351	[1]	Astronics Corp.	14,275
1,231	[1]	Atkore International Group, Inc.	28,793
98,419		Aurizon Holdings Ltd.	352,570
175	[1]	Avis Budget Group, Inc.	4,963
28,700		BOC Aviation Ltd.	239,031
54,900		BTS Group Holdings PCL	19,782
105		Barrett Business Services, Inc.	7,562
5,106		Boeing Co.	1,744,261
412	[1]	Builders Firstsource, Inc.	5,801
14,616		Bunzl PLC	391,189
1,165	[1]	CBIZ, Inc.	23,067
158	[1,2]	CJ Corp.	4,865
141		CRA International, Inc.	5,279
15,000		CRRC Corp. Ltd.	12,849
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
442		CSW Industrials, Inc.	$28,257
8,334		CSX Corp.	620,633
1,528		Caterpillar, Inc.	183,070
202		Cheil Jedang Corp.	17,183
160,000		China Communication Services Corp. Ltd.	119,523
2,000		China Communications Construction Co. Ltd.	1,776
96,500	[1]	China COSCO Holdings Co. Ltd., Class H	35,496
206,500		China Railway Construction Corp. Ltd.	241,009
297,000		China Railway Group Ltd.	221,652
228	[1]	Cimpress NV	19,950
190,000		Citic Pacific Ltd.	257,474
568		Comfort Systems USA, Inc.	26,798
1,603	[1]	Cornerstone Building Brands	7,037
509		Cummins, Inc.	76,737
2,901		DSV, De Sammensluttede Vognmad AS	258,000
302	[1]	DXP Enterprises, Inc.	9,730
15,200		Dai Nippon Printing Co. Ltd.	329,166
1,800		Daifuku Co.	89,527
12,361		Delta Air Lines, Inc.	636,591
821		Eiffage SA	78,409
365		Emcor Group, Inc.	29,404
182		Encore Wire Corp.	9,084
13,267		Experian PLC	400,994
371		Exponent, Inc.	20,795
266	[1]	FTI Consulting, Inc.	22,323
419		Federal Signal Corp.	10,010
4,740		Ferguson PLC	306,166
3,091		Finning International, Inc.	49,626
628	[1]	Foundation Building Materials, Inc.	9,527
7,400		Fuji Electric Co.	246,611
56	[1]	GMS, Inc.	943
10,637		Genivar Income Fund	561,047
701		Global Brass & Copper Holdings, Inc.	30,585
1,078	[1]	Great Lakes Dredge & Dock Corp.	11,470
11,653		Grupo Aeroportuario del Pacifico SA, Class B	113,987
3,119		Grupo Aeroportuario del Sureste SAB de CV, Class B	49,349
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
3,351		Hanwha Corp.	$71,769
435	[1]	Harsco Corp.	10,875
814		Hawaiian Holdings, Inc.	20,334
622		Heidrick & Struggles International, Inc.	18,884
1,144		Hillenbrand, Inc.	42,591
6,045		Honeywell International, Inc.	993,254
2,000		Hoshizaki Electric Co., Ltd.	151,488
204		ICF International, Inc.	14,870
4,169		Illinois Tool Works, Inc.	582,159
7,430		Ingersoll-Rand PLC, Class A	879,266
634		Insperity, Inc.	72,213
7,043		Intertek Group PLC	472,286
9,700		Itochu Corp.	178,664
4,500		JGC Corp.	59,539
627		KForce Com, Inc.	21,788
18,800		Kajima Corp.	257,549
739		Korn Ferry	31,836
381		Kuehne & Nagel International AG	50,545
1,030		LG Corp.	63,320
1,022		L3 Technologies, Inc.	247,385
19,227		Latam Airlines Group SA	168,550
307		MOOG, Inc., Class A	25,303
1,791	[1]	MRC Global, Inc.	26,507
3,196		MTU Aero Engines GmbH	691,053
541	[1]	MYR Group, Inc.	17,469
4,599		Manpower, Inc.	393,306
82,000		Marubeni Corp.	514,681
157	[1]	Masonite International Corp.	7,465
2,273	[1]	Meritor, Inc.	45,824
61,200		Mitsubishi Electric Corp.	759,614
1,101		Mueller Industries, Inc.	29,672
3,220		Mueller Water Products, Inc.	29,753
246,000		NWS Holdings Ltd.	484,489
1,900		Nippon Express Co. Ltd.	100,768
1,320		nVent Electric PLC	30,439
87		Park-Ohio Holdings Corp.	2,716
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
2,718		Parker-Hannifin Corp.	$414,006
117	[1]	Patrick Industries, Inc.	4,772
181		Pentair PLC	6,302
7,900		Persol Holdings Co. Ltd.	166,750
527		Primoris Services Corp.	9,612
387		Quad Graphics, Inc.	3,239
16,300		Recruit Holdings Co. Ltd.	520,052
13,856		Relx PLC	323,560
196		Resources Connection, Inc.	3,009
20,425		Rexel S.A.	220,346
1,711	[1]	Rexnord Corp.	45,016
1,958		Roper Technologies, Inc.	673,395
189		Rush Enterprises, Inc.	6,666
2,600		SG Holdings Co. Ltd.	70,461
58		SGS SA	146,535
6,398		SKF Ab, Class B	99,197
3,975		SNC-Lavalin Group, Inc.	70,848
546	[1]	SPX Corp.	16,238
195	[1]	Saia, Inc.	11,505
13,781		Sandvik AB	212,546
4,016		Schneider Electric SA	316,761
11,100		Shimizu Corp.	90,395
20,500		Sinotruk Hong Kong Ltd.	38,743
15,438		Skanska AB, Class B	252,255
998		SkyWest, Inc.	58,603
8,698		Southwest Airlines Co.	414,025
52	[1]	Spirit Airlines, Inc.	2,396
158	[1]	Standard Plus Corp.	4,903
1,181		Steelcase, Inc., Class A	18,943
128,943		Sydney Airport	662,316
199		Systemax, Inc.	4,097
924	[1]	TPI Composites, Inc.	19,265
3,900		Taisei Corp.	141,923
959	[1]	Teledyne Technologies, Inc.	226,132
250		Tetra Tech, Inc.	16,880
154	[1]	Titan Machinery, Inc.	2,575
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
41,200		Toppan Printing Co. Ltd.	$601,228
4,700		Toshiba Corp.	149,362
12,000		Toyota Tsusho Corp.	344,162
197	[1]	Trex Co., Inc.	11,785
1,559	[1]	TriMas Corp.	44,665
118	[1]	TrueBlue, Inc.	2,506
164		Unifirst Corp.	26,040
1,271		Union Pacific Corp.	211,977
2,404	[1]	United Continental Holdings, Inc.	186,671
383		Universal Forest Products, Inc.	12,352
144		Universal Truckload Services, Inc.	2,717
261	[1]	Veritiv Corp.	4,609
919		Vestas Wind Systems A/S	74,624
12,175		Volvo AB, Class B	170,018
45,592		Weg SA	221,340
191,000		Weichai Power Co. Ltd., Class H	289,410
1,206	[1]	Wesco Aircraft Holdings, Inc.	11,843
4,221		Wolters Kluwer NV	294,531
12,500		Yamato Holdings Co. Ltd.	252,385
		TOTAL	26,269,059
		Information Technology—8.9%
120	[1]	ACI Worldwide, Inc.	3,775
1,927		ASML Holding N.V.	363,112
3,655	[1]	Adobe, Inc.	990,140
656	[1]	Advanced Energy Industries, Inc.	32,912
1,308	[1]	Agilysys, Inc.	28,514
403	[1]	Alarm.com Holdings, Inc.	23,499
3,105	[1]	Amkor Technology, Inc.	20,120
487	[1]	Anixter International, Inc.	25,986
7,174	[1]	Ansys, Inc.	1,287,733
11,919		Apple, Inc.	2,086,659
9,790		Automatic Data Processing, Inc.	1,567,575
1,341		Benchmark Electronics, Inc.	29,623
926	[1]	Box, Inc.	17,122
596		Broadcom, Inc.	149,977
566		Brooks Automation, Inc.	20,087
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
15,900		Brother Industries Ltd.	$269,741
191	[1]	CACI International, Inc., Class A	38,872
3,161		CDW Corp.	311,169
504	[1]	CGI, Inc., Class A	36,737
892		CSG Systems International, Inc.	40,006
123		Cabot Microelectronics Corp.	11,989
7,183	[1]	Cadence Design Systems, Inc.	456,623
673	[1]	Casa Systems, Inc.	3,782
499		Cass Information Systems, Inc.	22,490
501	[1]	Ciena Corp.	17,505
209	[1]	Cirrus Logic, Inc.	7,810
38,220		Cisco Systems, Inc.	1,988,587
10,809	[1]	CommScope Holdings Co., Inc.	174,565
477	[1]	Commvault Systems, Inc.	21,966
162		Constellation Software, Inc.	140,277
1,090	[1]	Control4 Corp.	25,789
75	[1]	Diodes, Inc.	2,320
412		Entegris, Inc.	14,148
372	[1]	ePlus, Inc.	26,286
370	[1]	Exlservice Holding, Inc.	21,926
7,600		FUJIFILM Holdings Corp.	362,638
536	[1]	Fabrinet	22,855
4,275	[1]	Fortinet, Inc.	309,852
3,700		Fujitsu Ltd.	250,346
66		Hewlett Packard Enterprise Co.	906
2,200		Hitachi High-Technologies Corp.	92,828
12,900		Hitachi Ltd.	434,641
392	[1]	Ichor Holdings Ltd.	8,271
648	[1]	Insight Enterprises, Inc.	33,359
566	[1]	Instructure, Inc.	23,534
29,952		Intel Corp.	1,319,086
536		InterDigital, Inc.	34,047
5,496		Intuit, Inc.	1,345,696
393		j2 Global, Inc.	33,126
1,006		Kemet Corp.	15,995
722	[1]	Kimball Electronics, Inc.	10,289
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
305		Lam Research Corp.	$53,256
394	[1]	Lattice Semiconductor Corp.	5,043
5,900		Legend Holdings Corp.	14,211
453	[1]	Legend Holdings Corp., Rights	0
358,000		Lenovo Group Ltd.	248,067
807		ManTech International Corp., Class A	49,526
6,777		Mastercard, Inc.	1,704,348
458		Maximus, Inc.	32,633
1,048		Methode Electronics, Inc., Class A	25,812
5,074	[1]	Micron Technology, Inc.	165,463
19,414		Microsoft Corp.	2,401,124
206	[1]	MicroStrategy, Inc., Class A	27,379
2,064	[1]	Mobile Iron, Inc.	11,538
2,083		Monotype Imaging Holdings, Inc.	33,932
1,679		NIC, Inc.	26,797
9,696		NXP Semiconductors NV	854,799
140	[1]	Nanometrics, Inc.	3,983
2,000		Nomura Research Institute Ltd.	97,238
4,000		Omron Corp.	187,983
6,800		Otsuka Corp.	263,695
149	[1]	Palo Alto Networks, Inc.	29,821
1,453		Paychex, Inc.	124,653
325	[1]	Paylocity Holding Corp.	32,572
2,859	[1]	PayPal Holdings, Inc.	313,775
188	[1]	Perficient, Inc.	5,721
25	[1]	Plexus Corp.	1,238
147		Progress Software Corp.	6,021
2,006	[1]	Proofpoint, Inc.	225,394
266	[1]	Qualys, Inc.	23,570
450	[1]	Rapid7, Inc.	23,513
4,005	[1]	Red Hat, Inc.	738,122
6,434		SK Hynix, Inc.	349,552
306	[1]	SMART Global Holdings, Inc.	5,211
261	[1]	SPS Commerce, Inc.	26,604
19,337		STMicroelectronics N.V.	294,287
264		Samsung Electro-Mechanics Co.	20,920
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
29,608		Samsung Electronics Co. Ltd.	$1,051,008
909		Samsung SDS Co. Ltd.	157,725
758	[1]	Sanmina Corp.	20,155
485	[1]	ScanSource, Inc.	14,167
422		Science Applications International Corp.	32,384
22,500		Seiko Epson Corp.	329,648
1,262	[1]	Semtech Corp.	50,266
4,508		Skyworks Solutions, Inc.	300,368
388	[1]	Sykes Enterprises, Inc.	9,607
230		Synnex Corp.	19,943
125,000		Synnex Technology International Corp.	150,867
6,780	[1]	TEMENOS Group AG	1,177,620
2,065	[1]	Tableau Software, Inc.	232,251
102,000		Taiwan Semiconductor Manufacturing Co. Ltd.	755,504
7,107		Texas Instruments, Inc.	741,331
2,000		Tokyo Electron Ltd.	268,865
156	[1]	Tucows, Inc.	9,243
786	[1]	Verint Systems, Inc.	44,606
2,551		Visa, Inc., Class A	411,553
1,177		Vishay Intertechnology, Inc.	17,938
7,000		Walsin Technology Corp.	34,960
3,486		Western Digital Corp.	129,749
1,034		Wire Card AG	161,746
2,373	[1]	Workday, Inc.	484,377
863		XPERI Corp.	18,132
24,377		Xerox Corp.	746,180
10,981		Yageo Corp.	90,097
1,100		Yokogawa Electric Corp.	21,251
8,000	[1]	ZTE Corp.	19,155
		TOTAL	30,505,388
		Materials—3.4%
505	[1]	AdvanSix, Inc.	12,312
77,306		Alumina Ltd.	127,750
4,094		Amcor Ltd.	46,754
12,193		Anglo American PLC	292,596
1,923		Anglogold Ltd.	25,676
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
11,000		Anhui Conch Cement Co. Ltd., Class H	$64,047
16,456		ArcelorMittal SA	242,738
38,000		Asia Cement Corp.	54,115
20,388		BHP Group PLC	459,402
3,724	[1]	Berry Global Group, Inc.	175,102
1,285		Boise Cascade Co.	28,527
3,659		Boliden AB	83,143
3,659	[1]	Boliden AB-Redemption Shares	1,636
1,473		Chemours Co./The	31,066
17,301		Cherepovets MK Severstal	272,839
278,000		China National Building Material Co. Ltd.	212,931
188,000		China Resources Cement Holdings Ltd.	162,628
6,719		Croda International PLC	431,220
3,228		Domtar, Corp.	135,737
12,791		Dow, Inc	598,107
1,164		Ems-Chemie Holdings Ag	695,953
364	[1]	Ferro Corp.	4,929
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
53,000		Formosa Plastic Corp.	184,920
74,196		Fortescue Metals Group Ltd.	411,247
4,403		Freeport-McMoRan, Inc.	42,753
262		FutureFuel Corp.	2,720
11,915		Gold Fields Ltd.	53,097
619		Greif, Inc., Class A	21,937
76		Hawkins, Inc.	2,703
70,300		Indorama Ventures PLC	102,125
326	[1]	Ingevity Corp.	28,590
221,000		Jiangxi Copper Co. Ltd.	275,473
23,000		Kobe Steel Ltd.	142,314
7,737		Koninklijke DSM NV	869,508
739		Louisiana-Pacific Corp.	16,864
648		Materion Corp.	39,172
16,700		Mitsubishi Gas Chemical Co., Inc.	206,842
8,500		Mitsubishi Materials Corp.	221,575
8,625		Mondi Ltd.	177,354
6,127		Mondi PLC	127,262
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
1,212		Myers Industries, Inc.	$20,507
24,934		Newmont Goldcorp Corp.	825,066
5,000		Nissan Chemical Industries	210,829
1,800		Nitto Denko Corp.	78,534
980		MMC Norilsk Nickel PJSC	204,135
26,607		Novolipetsk Steel PJSC	69,804
7,703		Nucor Corp.	369,744
2,514		Nutrien Ltd.	122,612
10,100		Oji Holdings Corp.	51,978
19,300		PT Indah Kiat Pulp & Paper Corp.	10,458
124,100		Petronas Chemicals Group BhD	246,167
3,841	[3]	Phosagro OAO, GDR	49,434
11		Quaker Chemical Corp.	1,989
13,670		Rio Tinto PLC	785,332
616		Schnitzer Steel Industries, Inc., Class A	13,004
3,800		Showa Denko KK	103,212
19,168		Southern Copper Corp.	646,537
256		Stepan Co.	21,724
700	[1]	SunCoke Energy, Inc.	5,138
6,600		Taiheiyo Cement Corp.	194,172
1,420		Tredegar Industries, Inc.	22,138
658		Trinseo SA	24,241
12,550		UPM - Kymmene Oyj	313,560
1,263		Voestalpine AG	32,860
984		Valhi, Inc.	1,968
282	[1]	Verso Corp.	4,856
670		Warrior Met Coal, Inc.	17,293
1,203		West Fraser Timber Co. Ltd.	46,897
		TOTAL	11,579,853
		Real Estate—2.4%
4,000		Agile Group Holdings Ltd.	5,050
1,029		Alexander and Baldwin, Inc.	23,739
8,168		American Campus Communities, Inc.	378,342
32,000		Ascendas Real Estate Investment Trust	68,022
1,009		Avalonbay Communities, Inc.	204,837
13,338		Brixmor Property Group, Inc.	228,747
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
18,000		CIFI Holdings Group Co. Ltd.	$10,727
15,400		CapitaLand Commercial Trust Ltd.	21,637
41,700		CapitaLand Mall Trust	73,160
2,004		CareTrust REIT, Inc.	48,717
4,723		CatchMark Timber Trust, Inc.	44,443
736		Chatham Lodging Trust	14,013
527		CoreCivic, Inc.	11,541
2,506		CorePoint Lodging, Inc., REIT	30,373
193,000		Country Garden Holdings Co.	260,006
4,353		Cousins Properties, Inc.	39,395
2,400		Daito Trust Construction Co. Ltd.	312,312
1,499		DiamondRock Hospitality Co.	14,855
14,604		Duke Realty Corp.	439,434
647		Essential Properties Realty Trust, Inc.	13,755
92,000		Evergrande Real Estate Group Limited	243,977
113		First Industrial Realty Trust	3,922
244,000		Future Land Development Holdings Ltd.	265,503
92,304		GPT Group/The, REIT	368,264
635		Geo Group, Inc.	13,926
49,074		H&R Real Estate Investment Trust	827,824
21,259		HCP, Inc.	674,123
417	[1]	HFF, Inc.	18,006
64,900		Henderson Land Development Co. Ltd.	334,823
526		Investors Real Estate Trust	30,450
500		Kerry Properties Ltd.	1,895
1,064		Life Storage, Inc.	102,442
3,500		Longfor Properties	12,794
228	[1]	Marcus & Millichap Co., Inc.	6,963
867		Monmouth Real Estate Investment Corp.	12,086
8,838		New Senior Investment Group, Inc.	58,242
1,843		Newmark Group, Inc.	14,707
1,816		NorthStar Realty Europe Corp.	29,910
2,056		Office Properties Income Trust	49,159
888		RLJ Lodging Trust	15,247
1,048		Rexford Industrial Realty, Inc.	39,614
7,441		SL Green Realty Corp.	639,926
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
516		STAG Industrial, Inc.	$15,057
294		Sabra Health Care REIT, Inc.	5,671
119,107		Scentre Group	313,246
23,000		Shimao Property Holdings Ltd.	65,671
5,144		Simon Property Group, Inc.	833,791
6,402		Spirit Realty Capital, Inc.	273,109
111,688		Stockland	342,053
71,000		Sunac China Holdings	305,156
455		Terreno Realty Corp.	20,798
330		Tier RIET, Inc	8,884
815		Urban Edge Properties	14,059
1,245		Xenia Hotels & Resorts, Inc.	26,033
		TOTAL	8,230,436
		Utilities—2.4%
10,989		AES Corp.	173,626
10,899		Ameren Corp.	799,333
2,039		American Electric Power Co., Inc.	175,599
582		American States Water Co.	42,451
293,851		AusNet Services	362,520
14,000		Beijing Enterprises Holdings Ltd.	70,251
1,257		CEZ A.S.	29,272
54,500		CLP Holdings Ltd.	616,142
180		Chesapeake Utilities Corp.	16,340
142,000		China Power International Development Ltd.	36,721
16,000		China Resources Logic Ltd.	76,504
4,657		DTE Energy Co.	584,314
8,317		E.On AG	86,865
700		Electricity Generating Public Co. Ltd.	6,567
42,945		Endesa SA	1,069,816
463		Exelon Corp.	22,261
751,500	[3]	HK Electric Investments Ltd.	735,065
95,040		Hong Kong and China Gas Co. Ltd.	209,774
66,870		Iberdrola SA	622,057
568		Idacorp, Inc.	56,953
2,737,276		Inter Rao Ues PJSC	167,062
8,200		Manila Electric Co.	60,601
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
5		New Jersey Resources Corp.	$237
8,134		NextEra Energy, Inc.	1,612,240
30		Northwestern Corp.	2,128
1,966		Orsted A/S	156,627
176		Otter Tail Corp.	8,742
1,209		PNM Resources, Inc.	56,956
1,700		Petronas Gas	7,182
1,570		Portland General Electric Co.	82,990
6,363		Severn Trent PLC	160,509
786		Unitil Corp.	44,692
		TOTAL	8,152,397
		TOTAL COMMON STOCKS (IDENTIFIED COST $194,653,026)	215,538,458
		ASSET-BACKED SECURITIES—0.1%
$60,171	[4]	Chesapeake Funding II LLC 2016-2A, Class A2, 3.439% (1-month USLIBOR +1.000%), 6/15/2028	60,273
171,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	170,505
110,043		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	110,091
38,410		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	38,535
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $379,596)	379,404
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.0%
		Financials—0.0%
140,306		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025 (IDENTIFIED COST $143,106)	140,012
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	255,243
235,000	[4]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	262,419
255,000		Bank, Class A4, 3.488%, 11/15/2050	266,075
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	223,842
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	210,707
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	462,881
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	$305,833
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	52,255
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	104,078
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,125,882)	2,143,333
		CORPORATE BONDS—6.4%
		Basic Industry - Chemicals—0.0%
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	15,173
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	104,306
		Basic Industry - Paper—0.0%
150,000	[1,2,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	188,181
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.253% (3-month USLIBOR +1.735%), 2/15/2042	73,081
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	83,021
		TOTAL	344,283
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	134,455
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	193,891
		TOTAL	328,346
		Capital Goods - Diversified Manufacturing—0.1%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	36,092
300,000		Valmont Industries, Inc., 5.250%, 10/1/2054	290,105
		TOTAL	326,197
		Commercial Mortgage—0.0%
150,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	159,759
		Communications - Cable & Satellite—0.1%
200,000		CCO Safari II LLC, 4.908%, 7/23/2025	211,770
		Communications - Media & Entertainment—0.2%
310,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	323,503
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	21,536
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	79,986
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	$352,739
	TOTAL	777,764
	Communications - Telecom Wireless—0.3%
15,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 6/9/2019	789,839
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	182,379
	TOTAL	972,218
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	318,420
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	212,664
120,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2037	137,983
	TOTAL	669,067
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	273,896
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	69,518
	TOTAL	343,414
	Consumer Cyclical - Retailers—0.2%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	106,139
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	303,629
97,076	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	102,315
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	191,792
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	110,932
	TOTAL	814,807
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	199,194
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	134,256
	TOTAL	333,450
	Consumer Non-Cyclical - Food/Beverage—0.4%
425,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 5.550%, 1/23/2049	483,132
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	207,763
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	254,290
100,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	100,964
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	128,040
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	80,735
	TOTAL	1,254,924
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
$125,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.950%, 3/15/2049	$131,247
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	93,441
		TOTAL	224,688
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	263,309
		Consumer Non-Cyclical - Supermarkets—0.1%
375,000		Kroger Co., Sr. Unsecd. Note, 5.400%, 1/15/2049	400,752
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 8/6/2019	24,258
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	207,837
		TOTAL	232,095
		Energy - Independent—0.1%
375,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	389,085
		Energy - Integrated—0.1%
135,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	135,382
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	102,293
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,422
		TOTAL	281,097
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	332,236
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	102,004
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	81,136
100,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	99,855
		TOTAL	615,231
		Energy - Oil Field Services—0.0%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	101,470
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	251,839
		Financial Institution - Banking—0.8%
250,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.241% (3-month USLIBOR +0.650%), 10/1/2021	250,792
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	113,815
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	309,999
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	300,365
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	260,024
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	$254,027
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,377
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2067	109,936
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	51,077
400,000		Morgan Stanley, 4.300%, 1/27/2045	419,543
300,000	[4]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.095% (3-month USLIBOR +0.550%), 2/10/2021	300,364
70,708	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	5,657
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	80,621
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	231,198
50,000	[4]	Wells Fargo & Co., Sr. Unsecd. Note, 3.812% (3-month USLIBOR +1.230%), 10/31/2023	50,861
		TOTAL	2,743,656
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	144,627
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 7/15/2019	95,585
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	242,839
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	74,580
		TOTAL	557,631
		Financial Institution - Finance Companies—0.2%
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	214,084
200,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	211,523
325,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	309,538
		TOTAL	735,145
		Financial Institution - Insurance - Life—0.2%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	36,257
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	385,709
325,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	322,486
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	15,570
100,000		Principal Life Global Funding II, 144A, 2.200%, 4/8/2020	99,753
		TOTAL	859,775
		Financial Institution - Insurance - P&C—0.1%
300,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2035	362,114
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$30,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	$48,385
	TOTAL	410,499
	Financial Institution - REIT - Apartment—0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	309,469
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	136,493
	TOTAL	445,962
	Financial Institution - REIT - Office—0.1%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	103,879
300,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 7/30/2029	324,515
	TOTAL	428,394
	Financial Institution - REIT - Other—0.1%
180,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	192,115
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	169,232
	TOTAL	361,347
	Financial Institution - REIT - Retail—0.0%
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	30,584
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	62,582
	Municipal Services—0.1%
135,025	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	160,799
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	119,962
	TOTAL	280,761
	Sovereign—0.1%
30,000,000	KFW, 2.050%, 2/16/2026	319,954
	Technology—0.5%
300,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	310,975
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	344,853
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	123,676
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	29,210
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	151,811
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	317,418
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	$389,713
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	75,381
	TOTAL	1,743,037
	Transportation - Services—0.2%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	64,480
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., 144A, 2.500%, 6/15/2019	99,963
335,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	339,521
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	140,747
	TOTAL	644,711
	Utility - Electric—0.8%
120,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	115,880
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	291,705
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	198,702
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	303,028
375,000	Metropolitan Edison Co., Sr. Unsecd. Note, 144A, 4.300%, 1/15/2029	400,253
300,000	National Rural Utilities Cooperative Finance Corp., 2.000%, 1/27/2020	299,155
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	143,654
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 9/15/2019	199,802
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	193,243
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	404,437
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	135,222
	TOTAL	2,685,081
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	200,681
	TOTAL CORPORATE BONDS (IDENTIFIED COST $21,486,727)	21,924,844
	MORTGAGE-BACKED SECURITIES—0.0%
1,512	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,695
1,047	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	1,197
147	Federal Home Loan Mortgage Corp., Pool C17281, 6.500%, 11/1/2028	152
1,090	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,222
862	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	964
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$1,716	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	$1,929
2,142	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	2,437
1,443	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	1,600
6,000	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	6,620
3,750	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	4,217
4,895	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	5,235
406	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	452
253	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	285
2,442	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	2,734
5,557	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	6,223
2,322	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	2,598
1,708	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,889
4,184	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	4,538
5,417	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	6,118
3,175	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,619
7,915	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,956
10,728	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	12,178
219	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	233
1,507	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,702
938	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	1,032
299	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	337
165	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	183
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$2,646	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	$2,953
2,514	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	2,788
236	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	253
2,575	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	2,831
2,340	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	2,573
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $82,804)	91,743
	FOREIGN GOVERNMENTS/AGENCIES—7.3%
	Sovereign—7.3%
850,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	652,425
390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	484,551
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	806,042
200,000	Canada, Government of, Bond, 3.250%, 6/1/2021	153,226
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	494,596
936,000	France, Government of, 0.500%, 5/25/2025	1,093,604
620,000	France, Government of, 3.250%, 10/25/2021	757,337
350,000	France, Government of, Bond, 4.500%, 4/25/2041	669,271
250,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	301,156
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	572,548
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	215,292
540,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2025	660,636
1,000,000	Italy, Government of, 3.750%, 5/1/2021	1,180,718
220,000	Italy, Government of, 4.250%, 3/1/2020	253,321
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	729,645
600,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	800,480
500,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	539,114
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	64,451
100,000,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	947,197
60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	606,722
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,610,478
205,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,232,006
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	$471,259
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,333,957
30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	36,862
350,000	Netherlands, Government of, 1.750%, 7/15/2023	428,389
250,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	367,168
2,700,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	704,206
255,000	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 6/21/2019	177,149
690,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	861,877
880,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,127,711
400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	464,690
270,000	United Kingdom, Government of, 2.750%, 9/7/2024	378,554
530,000	United Kingdom, Government of, 3.250%, 1/22/2044	915,921
350,000	United Kingdom, Government of, 4.250%, 12/7/2027	569,136
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	762,798
430,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	750,989
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,043,301)	25,175,482
	U.S. TREASURY—3.2%
321,708	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	318,491
26,127	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2022	25,892
5,195	U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	5,207
309,314	U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	311,916
1,318,364	U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	1,378,290
77,300	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2048	82,207
25,251	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	26,992
75,000	United States Treasury Bond, 2.500%, 2/15/2045	74,093
81,000	United States Treasury Bond, 2.500%, 5/15/2046	79,863
225,000	United States Treasury Bond, 2.750%, 8/15/2047	232,790
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,256
175,000	United States Treasury Bond, 3.000%, 2/15/2048	189,940
350,000	United States Treasury Bond, 3.000%, 8/15/2048	380,316
275,000	United States Treasury Bond, 3.000%, 2/15/2049	299,395
100,000	United States Treasury Bond, 3.125%, 5/15/2048	111,181
100,000	United States Treasury Bond, 4.375%, 2/15/2038	130,708
875,000	United States Treasury Note, 2.125%, 5/31/2021	878,367
475,000	United States Treasury Note, 2.125%, 2/29/2024	479,072
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		U.S. TREASURY—continued
$100,000		United States Treasury Note, 2.125%, 3/31/2024	$100,874
180,000		United States Treasury Note, 2.250%, 3/31/2021	180,891
200,000		United States Treasury Note, 2.250%, 4/30/2021	201,135
1,100,000		United States Treasury Note, 2.250%, 1/31/2024	1,115,293
100,000		United States Treasury Note, 2.250%, 4/30/2024	101,493
350,000		United States Treasury Note, 2.250%, 3/31/2026	355,089
615,000		United States Treasury Note, 2.375%, 4/30/2026	629,029
1,200,000		United States Treasury Note, 2.375%, 5/15/2029	1,225,781
385,000		United States Treasury Note, 2.500%, 1/31/2021	388,038
700,000		United States Treasury Note, 2.500%, 2/28/2021	706,081
30,000		United States Treasury Note, 2.500%, 1/31/2025	30,847
225,000		United States Treasury Note, 2.500%, 2/28/2026	231,801
260,000		United States Treasury Note, 2.625%, 2/15/2029	271,066
145,000		United States Treasury Note, 2.875%, 9/30/2023	150,692
160,000		United States Treasury Note, 2.875%, 11/30/2023	166,558
		TOTAL U.S. TREASURY (IDENTIFIED COST $10,581,713)	10,862,644
		EXCHANGE-TRADED FUND—0.8%
77,855		iShares MSCI India Index Fund (IDENTIFIED COST $2,624,644)	2,801,223
		INVESTMENT COMPANIES—16.8%
3,326,042		Emerging Markets Core Fund	32,162,824
116,230		Federated Bank Loan Core Fund	1,146,030
1,647,781		Federated Mortgage Core Portfolio	16,148,253
534,341		Federated Project and Trade Finance Core Fund	4,825,103
523,738	[6]	High Yield Bond Portfolio	3,231,464
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $56,340,447)	57,513,674
		TOTAL INVESTMENT IN SECURITIES—98.0% (IDENTIFIED COST $312,461,246)[7]	336,570,817
		OTHER ASSETS AND LIABILITIES - NET—2.0%[8]	6,697,716
		TOTAL NET ASSETS—100%	$343,268,533
Semi-Annual Shareholder Report

At May 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/3/2019	Credit Agricole CIB	2,400,000 AUD	$1,658,808	$6,072
6/7/2019	HSBC Bank USA	8,434,000 CAD	$6,263,895	$(23,303)
6/7/2019	Barclays Bank PLC Wholesale	7,494,000 GBP	$9,489,600	$(13,900)
6/7/2019	State Street Bank & Trust Co.	7,830,000 SGD	$5,684,456	$15,674
6/21/2019	Barclays Bank PLC Wholesale	220,409,000 KRW	$192,895	$(7,704)
6/21/2019	Barclays Bank PLC Wholesale	1,272,274,000 KRW	$1,128,183	$(59,201)
6/21/2019	Citibank N.A.	7,202,098,000 KRW	$6,064,108	$(12,810)
7/30/2019	Barclays Bank PLC Wholesale	170,000 AUD	$123,701	$(5,576)
7/30/2019	Credit Agricole CIB	165,000 CAD	$126,096	$(3,847)
7/30/2019	BNP Paribas SA	2,400,000 MXN	$122,248	$(943)
7/30/2019	Morgan Stanley	1,000,000 NOK	$119,564	$(5,076)
7/30/2019	Barclays Bank PLC Wholesale	180,000 NZD	$125,017	$(7,115)
8/7/2019	Morgan Stanley	1,750,000 AUD	1,657,777	$(12,193)
8/7/2019	Credit Agricole CIB	2,400,000 AUD	$1,662,029	$5,998
8/7/2019	Citibank N.A.	2,400,000 AUD	$1,687,188	$(19,161)
8/7/2019	Goldman Sachs	250,000 EUR	421,661	$4,540
8/7/2019	Credit Agricole CIB	750,000 EUR	1,269,450	$10,695
8/7/2019	JPMorgan Chase	1,700,000 EUR	18,230,841	$(21,717)
8/7/2019	State Street Bank & Trust Co.	1,850,000 EUR	$2,092,507	$(14,715)
8/7/2019	Credit Agricole CIB	2,300,000 EUR	$2,585,761	$(2,560)
8/7/2019	Bank of New York Mellon	330,000 GBP	$432,596	$(14,056)
8/7/2019	Credit Agricole CIB	55,194,250 JPY	$500,000	$11,901
8/7/2019	HSBC Bank USA	221,323,400 JPY	$2,000,000	$52,671
8/7/2019	Credit Agricole CIB	249,122,475 JPY	$2,250,000	$60,495
8/7/2019	Bank of America N.A.	380,016,000 JPY	$3,500,000	$24,471
8/7/2019	Bank of America N.A.	381,206,000 JPY	$3,500,000	$35,508
8/7/2019	BNP Paribas SA	21,002,400 NOK	$2,400,000	$5,121
8/7/2019	Bank of New York Mellon	24,875,533 NOK	$2,890,000	$(41,341)
8/7/2019	Credit Agricole CIB	5,337,457 PLN	$1,400,000	$(4,922)
8/7/2019	Bank of America N.A.	6,546,828 PLN	$1,700,000	$11,177
8/7/2019	Bank of America N.A.	11,503,164 PLN	$3,000,000	$6,639
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
6/3/2019	Credit Agricole CIB	2,400,000 AUD	$1,661,028	$(3,852)
6/7/2019	Morgan Stanley	17,785,000 EUR	$19,918,361	$44,973
6/7/2019	BNP Paribas SA	2,425,411,000 JPY	$22,183,705	$(203,218)
6/7/2019	JPMorgan Chase	49,939,000 NOK	$5,754,667	$47,760
6/7/2019	Barclays Bank PLC Wholesale	91,641,000 SEK	$9,604,525	$(57,895)
6/21/2019	Citibank N.A.	1,495,103,000 KRW	$1,322,199	$65,994
7/30/2019	BNP Paribas SA	2,400,000 MXN	$124,203	$2,898
8/7/2019	JPMorgan Chase	1,750,000 AUD	1,650,419	$6,741
8/7/2019	State Street Bank & Trust Co.	200,000 AUD	$141,015	$2,012
8/7/2019	JPMorgan Chase	666,667 AUD	$470,533	$7,193
8/7/2019	JPMorgan Chase	1,733,333 AUD	$1,222,373	$17,687
8/7/2019	Credit Agricole CIB	2,400,000 AUD	$1,662,002	$(6,024)
8/7/2019	JPMorgan Chase	67,131 CAD	$50,000	$254
8/7/2019	JPMorgan Chase	1,000,000 EUR	9,703,179	$(11,957)
8/7/2019	Bank of America N.A.	1,000,000 EUR	9,815,685	$927
8/7/2019	Credit Agricole CIB	1,000,000 EUR	1,696,884	$(11,453)
8/7/2019	State Street Bank & Trust Co.	1,700,000 EUR	18,156,735	$13,867
8/7/2019	JPMorgan Chase	1,000,000 EUR	$1,128,220	$5,089
8/7/2019	State Street Bank & Trust Co.	1,600,000 EUR	$1,801,407	$4,398
8/7/2019	HSBC Bank USA	218,949,420 JPY	$2,000,000	$(30,654)
8/7/2019	Bank of America N.A.	382,875,150 JPY	$3,500,000	$(50,988)
8/7/2019	Barclays Bank PLC Wholesale	384,303,500 JPY	$3,500,000	$(64,236)
8/7/2019	HSBC Bank USA	11,398,491 MXN	$590,000	$14,620
8/7/2019	Credit Agricole CIB	3,378,061 PLN	$882,353	$(588)
8/7/2019	Credit Agricole CIB	4,571,546 PLN	$1,200,000	$5,112
8/7/2019	JPMorgan Chase	5,783,736 PLN	$1,520,588	$8,864
8/7/2019	JPMorgan Chase	6,856,342 PLN	$1,797,059	$4,982
8/7/2019	Bank of America N.A.	11,192,115 PLN	$2,900,000	$(25,339)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(232,011)
Semi-Annual Shareholder Report

At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1DAX Index Short Futures	28	$9,169,790	June 2019	$394,346
[1]Euro Bund Short Futures	4	$752,244	June 2019	$(5,063)
[1]Euro Bund Short Futures	141	$26,900,948	June 2019	$10,363
1FTSE 100 Index Short Futures	77	$6,961,300	June 2019	$115,584
1IBEX 35 Index Short Futures	25	$2,506,773	June 2019	$36,507
1MSCI Singapore IX ETS Short Futures	175	$4,445,385	June 2019	$81,264
1MSCI Taiwan Index Short Futures	24	$911,760	June 2019	$(13,800)
1S&P/TSX 60 IX Short Futures	18	$2,559,633	June 2019	$38,899
1SPI 200 Short Futures	67	$7,438,790	June 2019	$59,634
1TOPIX Index Short Futures	4	$555,899	June 2019	$4,981
[1]United States Treasury Notes 10-Year Short Futures	289	$36,630,750	September 2019	$(254,044)
[1]United States Treasury Notes 10-Year Ultra Short Futures	32	$4,369,500	September 2019	$(93,857)
[1]Amsterdam Index Long Futures	37	$4,466,446	June 2019	$(57,972)
[1]Australia 10-Year Bond Long Futures	24	$2,363,876	June 2019	$4,415
1CAC 40 10-Year Euro Long Futures	61	$3,533,378	June 2019	$(59,767)
[1]Canada 10-Year Bond Long Futures	196	$20,715,152	September 2019	$323,710
[1]Euro BTP Long Futures	3	$429,890	September 2019	$934
1FTSE JSE Top 40 Long Futures	50	$1,705,278	June 2019	$(24,146)
1FTSE/MIB Index Long Futures	50	$5,528,775	June 2019	$(129,362)
[1]Hang Seng Index Long Futures	7	$1,192,792	June 2019	$(19,657)
[1]Japan 10-Year Bond Long Futures	18	$25,447,331	June 2019	$34,110
1KOSPI2 Index Long Futures	70	$3,872,072	June 2019	$(155,222)
[1]Long GILT Long Futures	80	$13,112,798	September 2019	$24,022
1NIKKEI 225 Long Futures	2	$379,089	June 2019	$(28,442)
1S&P 500 E-Mini Long Futures	105	$14,451,150	June 2019	$(394,396)
[1]United States Treasury Long Bond Long Futures	3	$461,156	September 2019	$15,462
[1]United States Treasury Notes 2-Year Long Futures	81	$17,388,422	September 2019	$101,701
[1]United States Treasury Notes 5-Year Long Futures	10	$1,173,672	September 2019	$12,634
[1]United States Treasury Ultra Bond Long Futures	6	$1,054,687	September 2019	$47,377
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$70,215
Net Unrealized Appreciation (Depreciation) on Foreign Exchange Contracts and Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	2,987,593	692,796	(354,347)
Federated Bank Loan Core Fund	222,396	90,388	(196,554)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,429,001	44,367,649	(49,796,650)
Federated Mortgage Core Portfolio	1,599,256	480,149	(431,624)
Federated Project and Trade Finance Core Fund	521,974	12,367	—
High Yield Bond Portfolio	583,842	188,831	(248,935)
TOTAL OF AFFILIATED TRANSACTIONS	11,344,062	45,832,180	(51,028,110)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
3,326,042	$32,162,824	$1,829,761	$(281,562)	$898,897
116,230	$1,146,030	$22,677	$(51,272)	$37,509
—	$—	$177	$1,719	$49,716
1,647,781	$16,148,253	$664,758	$(102,694)	$299,100
534,341	$4,825,103	$(20,971)	$—	$111,767
523,738	$3,231,464	$71,041	$55,605	$120,767
6,148,132	$57,513,674	$2,567,443	$(378,204)	$1,517,756
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2019, these restricted securities amounted to $784,499, which represented 0.2% of total net assets.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Issuer in default.
6	The High Yield Portfolio is a diversified portfolio of below investment grade bonds.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$106,832,597	$—	$0	$106,832,597
International	14,229,201	94,471,174	5,486	108,705,861
Debt Securities:
Asset-Backed Securities	—	379,404	—	379,404
Commercial Mortgage-Backed Security	—	140,012	—	140,012
Collateralized Mortgage Obligations	—	2,143,333	—	2,143,333
Corporate Bonds	—	21,919,187	5,657	21,924,844
Mortgage-Backed Securities	—	91,743	—	91,743
Foreign Governments/Agencies	—	25,175,482	—	25,175,482
U.S. Treasury	—	10,862,644	—	10,862,644
Exchange-Traded Fund	2,801,223	—	—	2,801,223
Investment Companies[1]	—	—	—	57,513,674
TOTAL SECURITIES	$123,863,021	$155,182,979	$11,143	$336,570,817
Other Financial Instruments
Assets
Foreign-Exchange Contracts	$—	$504,333	$—	$504,333
Futures Contracts	1,305,943	—	—	1,305,943
Liabilities
Foreign-Exchange Contracts	—	(736,344)	—	(736,344)
Futures Contracts	(1,235,728)	—	—	(1,235,728)
TOTAL OTHER FINANCIAL INSTRUMENTS	$70,215	$(232,011)	$—	$(161,796)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at 57,513,674 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
CVR	—Contingent Value Right
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SEK	—Swedish Krona
SGD	—Singapore Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.08	$20.09	$17.49	$17.87	$20.29	$21.47
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.31	0.28	0.29	0.27	0.18
Net realized and unrealized gain (loss)	0.22	(0.99)	2.63	(0.37)	(0.80)	1.10
TOTAL FROM INVESTMENT OPERATIONS	0.40	(0.68)	2.91	(0.08)	(0.53)	1.28
Less Distributions:
Distributions from net investment income	(0.20)	(0.33)	(0.31)	(0.29)	(0.17)	(0.12)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.84)	(0.33)	(0.31)	(0.30)	(1.89)	(2.46)
Redemption Fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$18.64	$19.08	$20.09	$17.49	$17.87	$20.29
Total Return[3]	2.45%	(3.46)%	16.85%	(0.68)%	(2.80)%	6.53%
Ratios to Average Net Assets:
Net expenses	1.15%[4]	1.15%	1.14%	1.14%	1.16%	1.14%
Net investment income	1.94%[4]	1.53%	1.50%	1.65%	1.45%	0.93%
Expense waiver/reimbursement[5]	0.21%[4]	0.11%	0.18%	0.17%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,975	$146,323	$169,424	$169,443	$187,183	$196,067
Portfolio turnover	36%	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.60	$19.58	$17.06	$17.43	$19.86	$21.17
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.14	0.13	0.14	0.12	0.02
Net realized and unrealized gain (loss)	0.22	(0.96)	2.55	(0.35)	(0.78)	1.07
TOTAL FROM INVESTMENT OPERATIONS	0.32	(0.82)	2.68	(0.21)	(0.66)	1.09
Less Distributions:
Distributions from net investment income	(0.13)	(0.16)	(0.16)	(0.15)	(0.05)	(0.06)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.77)	(0.16)	(0.16)	(0.16)	(1.77)	(2.40)
Redemption Fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$18.15	$18.60	$19.58	$17.06	$17.43	$19.86
Total Return[3]	2.02%	(4.20)%	15.84%	(1.46)%	(3.59)%	5.67%
Ratios to Average Net Assets:
Net expenses	1.97%[4]	1.96%	1.95%	1.95%	1.97%	1.95%
Net investment income	1.10%[4]	0.72%	0.70%	0.85%	0.64%	0.12%
Expense waiver/reimbursement[5]	0.21%[4]	0.12%	0.20%	0.18%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,173	$9,758	$14,342	$16,037	$21,384	$26,163
Portfolio turnover	36%	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.52	$19.51	$17.00	$17.37	$19.80	$21.11
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.15	0.14	0.15	0.13	0.03
Net realized and unrealized gain (loss)	0.23	(0.96)	2.55	(0.35)	(0.78)	1.07
TOTAL FROM INVESTMENT OPERATIONS	0.33	(0.81)	2.69	(0.20)	(0.65)	1.10
Less Distributions:
Distributions from net investment income	(0.13)	(0.18)	(0.18)	(0.16)	(0.06)	(0.07)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.77)	(0.18)	(0.18)	(0.17)	(1.78)	(2.41)
Redemption Fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$18.08	$18.52	$19.51	$17.00	$17.37	$19.80
Total Return[3]	2.12%	(4.20)%	15.92%	(1.44)%	(3.55)%	5.70%
Ratios to Average Net Assets:
Net expenses	1.92%[4]	1.90%	1.89%	1.89%	1.91%	1.89%
Net investment income	1.16%[4]	0.78%	0.75%	0.91%	0.70%	0.17%
Expense waiver/reimbursement[5]	0.22%[4]	0.14%	0.21%	0.20%	0.15%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,322	$64,095	$78,445	$82,845	$89,640	$81,703
Portfolio turnover	36%	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.94	$19.94	$17.38	$17.74	$20.16	$21.40
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.22	0.20	0.21	0.19	0.10
Net realized and unrealized gain (loss)	0.22	(0.98)	2.61	(0.36)	(0.80)	1.08
TOTAL FROM INVESTMENT OPERATIONS	0.36	(0.76)	2.81	(0.15)	(0.61)	1.18
Less Distributions:
Distributions from net investment income	(0.16)	(0.24)	(0.25)	(0.20)	(0.09)	(0.08)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.80)	(0.24)	(0.25)	(0.21)	(1.81)	(2.42)
Redemption Fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$18.50	$18.94	$19.94	$17.38	$17.74	$20.16
Total Return[3]	2.24%	(3.86)%	16.32%	(1.12)%	(3.26)%	6.06%
Ratios to Average Net Assets:
Net expenses	1.58%[4]	1.58%	1.57%	1.56%	1.59%	1.57%
Net investment income	1.51%[4]	1.09%	1.07%	1.24%	1.02%	0.50%
Expense waiver/reimbursement[5]	0.21%[4]	0.12%	0.18%	0.18%	0.14%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,627	$43,452	$51,768	$52,430	$59,229	$67,588
Portfolio turnover	36%	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.19	$20.21	$17.61	$17.98	$20.40	$21.54
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.37	0.33	0.34	0.32	0.24
Net realized and unrealized gain (loss)	0.23	(1.00)	2.65	(0.37)	(0.80)	1.10
TOTAL FROM INVESTMENT OPERATIONS	0.44	(0.63)	2.98	(0.03)	(0.48)	1.34
Less Distributions:
Distributions from net investment income	(0.23)	(0.39)	(0.38)	(0.33)	(0.22)	(0.14)
Distributions from net realized gain	(0.64)	—	—	(0.01)	(1.72)	(2.34)
TOTAL DISTRIBUTIONS	(0.87)	(0.39)	(0.38)	(0.34)	(1.94)	(2.48)
Redemption Fees	—	—	—	—	—	0.00[2]
Net Asset Value, End of Period	$18.76	$19.19	$20.21	$17.61	$17.98	$20.40
Total Return[3]	2.65%	(3.21)%	17.13%	(0.37)%	(2.51)%	6.85%
Ratios to Average Net Assets:
Net expenses	0.86%[4]	0.86%	0.85%	0.85%	0.87%	0.85%
Net investment income	2.22%[4]	1.81%	1.77%	1.95%	1.74%	1.21%
Expense waiver/reimbursement[5]	0.23%[4]	0.14%	0.20%	0.20%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$84,952	$95,613	$105,720	$91,167	$115,108	$62,451
Portfolio turnover	36%	66%	58%	105%	76%	100%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,		Period Ended 11/30/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$19.09	$20.10	$17.51	$16.97
Income From Investment Operations:
Net investment income (loss)[2]	0.22	0.36	0.33	0.11
Net realized and unrealized gain (loss)	0.22	(0.98)	2.63	0.56
TOTAL FROM INVESTMENT OPERATIONS	0.44	(0.62)	2.96	0.67
Less Distributions:
Distributions from net investment income	(0.24)	(0.39)	(0.37)	(0.13)
Distributions from net realized gain	(0.64)	—	—	—
TOTAL DISTRIBUTIONS	(0.88)	(0.39)	(0.37)	(0.13)
Net Asset Value, End of Period	$18.65	$19.09	$20.10	$17.51
Total Return[3]	2.64%	(3.16)%	17.14%	3.94%
Ratios to Average Net Assets:
Net expenses	0.84%[4]	0.84%	0.83%	0.84%[4]
Net investment income	2.26%[4]	1.79%	1.78%	1.48%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.11%	0.17%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,220	$4,890	$6,243	$4,853
Portfolio turnover	36%	66%	58%	105%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $57,513,674 of investment in affiliated holdings (identified cost $312,461,246)		$336,570,817
Cash denominated in foreign currencies (identified cost $4,295,599)		4,100,910
Restricted cash (Note 2)		7,408,015
Income receivable		1,494,275
Income receivable from affiliated holdings		227,637
Receivable for investments sold		2,074,639
Receivable for shares sold		44,381
Unrealized appreciation on foreign exchange contracts		504,333
TOTAL ASSETS		352,425,007
Liabilities:
Payable for investments purchased	$2,328,537
Payable for shares redeemed	198,326
Unrealized depreciation on foreign exchange contracts	736,344
Payable to bank	3,758,697
Payable for daily variation margin on futures contracts	1,844,301
Payable for investment adviser fee (Note 5)	4,743
Payable for administrative fees (Note 5)	752
Payable for distribution services fee (Note 5)	62,976
Payable for other service fees (Notes 2 and 5)	44,950
Accrued expenses (Note 5)	176,848
TOTAL LIABILITIES		9,156,474
Net assets for 18,512,335 shares outstanding		$343,268,533
Net Assets Consist of:
Paid-in capital		$317,597,041
Total distributable earnings (loss)		25,671,492
TOTAL NET ASSETS		$343,268,533
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($141,974,941 ÷ 7,615,228 shares outstanding), no par value, unlimited shares authorized	$18.64
Offering price per share (100/94.50 of $18.64)	$19.72
Redemption proceeds per share	$18.64
Class B Shares:
Net asset value per share ($8,172,731 ÷ 450,168 shares outstanding), no par value, unlimited shares authorized	$18.15
Offering price per share	$18.15
Redemption proceeds per share (94.50/100 of $18.15)	$17.15
Class C Shares:
Net asset value per share ($59,321,967 ÷ 3,281,000 shares outstanding), no par value, unlimited shares authorized	$18.08
Offering price per share	$18.08
Redemption proceeds per share (99.00/100 of $18.08)	$17.90
Class R Shares:
Net asset value per share ($43,626,860 ÷ 2,357,907 shares outstanding), no par value, unlimited shares authorized	$18.50
Offering price per share	$18.50
Redemption proceeds per share	$18.50
Institutional Shares:
Net asset value per share ($84,952,413 ÷ 4,528,228 shares outstanding), no par value, unlimited shares authorized	$18.76
Offering price per share	$18.76
Redemption proceeds per share	$18.76
Class R6 Shares:
Net asset value per share ($5,219,621 ÷ 279,804 shares outstanding), no par value, unlimited shares authorized	$18.65
Offering price per share	$18.65
Redemption proceeds per share	$18.65
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Dividends (including $1,517,756 received from affiliated holdings* and net of foreign taxes withheld of $233,752)			$4,648,460
Interest			792,153
TOTAL INCOME			5,440,613
Expenses:
Investment adviser fee (Note 5)		$1,238,504
Administrative fee (Note 5)		146,657
Custodian fees		100,956
Transfer agent fee (Note 2)		293,898
Directors'/Trustees' fees (Note 5)		4,914
Auditing fees		17,237
Legal fees		5,634
Portfolio accounting fees		84,408
Distribution services fee (Note 5)		374,013
Other service fees (Notes 2 and 5)		266,750
Share registration costs		46,818
Printing and postage		21,178
Miscellaneous (Note 5)		32,848
TOTAL EXPENSES		2,633,815
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(353,522)
Reimbursement of other operating expenses (Notes 2 and 5)	(24,356)
TOTAL WAIVER AND REIMBURSEMENTS		(377,878)
Net expenses			2,255,937
Net investment income			$3,184,676
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including foreign taxes withheld of $(144)) (including a net realized loss of $(378,204) on sales of investments in affiliated holdings*)	$3,018,253
Net realized gain on foreign currency transactions	193,820
Net realized gain on foreign exchange contracts	186,591
Net realized loss on futures contracts	(357,384)
Net realized gain on written options	7,969
Net realized loss on swap contracts	(1,658)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $2,567,443 on investments in affiliated holdings*)	2,509,799
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(135,095)
Net change in unrealized depreciation of foreign exchange contracts	66,906
Net change in unrealized appreciation of futures contracts	(331,650)
Net realized and unrealized gain on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	5,157,551
Change in net assets resulting from operations	$8,342,227
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,184,676	$5,652,829
Net realized gain	3,047,591	21,252,905
Net change in unrealized appreciation/depreciation	2,109,960	(40,526,550)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,342,227	(13,620,816)
Distributions to Shareholders:
Class A Shares	(6,455,733)	(2,645,384)
Class B Shares	(396,524)	(106,913)
Class C Shares	(2,624,396)	(698,290)
Class R Shares	(1,856,436)	(598,310)
Institutional Shares	(4,141,495)	(1,963,486)
Class R6 Shares	(228,525)	(138,061)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,703,109)	(6,150,444)
Share Transactions:
Proceeds from sale of shares	23,286,147	81,789,409
Net asset value of shares issued to shareholders in payment of distributions declared	15,151,386	5,852,548
Cost of shares redeemed	(51,938,881)	(129,682,582)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,501,348)	(42,040,625)
Change in net assets	(20,862,230)	(61,811,885)
Net Assets:
Beginning of period	364,130,763	425,942,648
End of period	$343,268,533	$364,130,763
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
Semi-Annual Shareholder Report

■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in
Semi-Annual Shareholder Report

dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $377,878 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$101,850	$(3,462)
Class B Shares	9,611	(415)
Class C Shares	53,501	(4,619)
Class R Shares	71,873	(3,011)
Institutional Shares	55,157	(12,849)
Class R6 Shares	1,906	—
TOTAL	$293,898	$(24,356)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$178,591
Class B Shares	11,236
Class C Shares	76,923
TOTAL	$266,750
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Semi-Annual Shareholder Report

Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2019, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $142,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $105,558,289 and $94,912,396, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (“MNA”) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Semi-Annual Shareholder Report

Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $969,735 and $1,055,045, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2019, the Fund had no outstanding option contracts.
The average market value of written call options held by the Fund throughout the period was $1,655. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

The average market value of purchased put and call options held by the Fund throughout the period was $2,286 and $332, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at May 31, 2019, is as follows:
Security	Acquisition Date	Cost	Market Value
HK Electric Investments Ltd.	2/2/16	$654,353	$735,065
Phosagro OAO, GDR	1/3/19	$45,981	$49,434
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$(221,764)*
Equity contracts		$—	Payable for daily variation margin on futures contracts	$151,549*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$504,333	Unrealized depreciation on foreign exchange contracts	$736,344
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$504,333		$666,129
*	Includes cumulative net appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	OTC Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$—	$(107,566)	$—	$—	$—	$(107,566)
Equity contracts	(1,658)	(249,818)	—	—	—	(251,476)
Foreign exchange contracts	—	—	186,591	(57,460)	7,969	137,100
TOTAL	$(1,658)	$(357,384)	$186,591	$(57,460)	$7,969	$(221,942)
1	The net realized gain (loss) on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	OTC Swaps	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$—	$126,513	$—	$126,513
Equity contracts	(1,658)	(458,163)	—	(459,821)
Foreign exchange contracts	—	—	66,906	66,906
TOTAL	$(1,658)	$(331,650)	$66,906	$(266,402)

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2019, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$504,333	$(504,333)	$—	$—
TOTAL	$504,333	$(504,333)	$—	$—
Semi-Annual Shareholder Report

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$736,344	$(504,333)	$—	$232,011
TOTAL	$736,344	$(504,333)	$—	$232,011
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	370,399	$6,894,726	986,770	$19,723,211
Shares issued to shareholders in payment of distributions declared	348,116	6,072,435	123,936	2,477,745
Shares redeemed	(773,621)	(14,355,797)	(1,873,982)	(37,564,015)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(55,106)	$(1,388,636)	(763,276)	$(15,363,059)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,373	$40,851	7,401	$190,621
Shares issued to shareholders in payment of distributions declared	22,354	378,919	5,231	102,141
Shares redeemed	(99,312)	(1,805,098)	(220,288)	(4,305,888)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(74,585)	$(1,385,328)	(207,656)	$(4,013,126)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	259,623	$4,671,006	798,562	$15,639,241
Shares issued to shareholders in payment of distributions declared	150,466	2,541,062	34,712	674,608
Shares redeemed	(589,083)	(10,618,438)	(1,393,090)	(27,077,891)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(178,994)	$(3,406,370)	(559,816)	$(10,764,042)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	229,951	$4,257,025	465,038	$9,266,744
Shares issued to shareholders in payment of distributions declared	104,826	1,812,971	29,452	584,979
Shares redeemed	(271,442)	(5,053,311)	(795,720)	(15,759,686)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	63,335	$1,016,685	(301,230)	$(5,907,963)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	367,021	$6,864,415	1,539,834	$30,768,641
Shares issued to shareholders in payment of distributions declared	234,538	4,119,172	93,349	1,875,764
Shares redeemed	(1,055,226)	(19,739,081)	(1,882,409)	(37,926,274)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(453,667)	$(8,755,494)	(249,226)	$(5,281,869)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	30,109	$558,124	310,689	$6,200,951
Shares issued to shareholders in payment of distributions declared	12,985	226,827	6,858	137,311
Shares redeemed	(19,393)	(367,156)	(372,014)	(7,048,828)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	23,701	$417,795	(54,467)	$(710,566)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(675,316)	$(13,501,348)	(2,135,671)	$(42,040,625)
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $312,461,246. The net unrealized appreciation of investments for federal tax purposes was $23,947,775. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,161,960 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,214,185. The amounts presented are inclusive of derivative contracts.
At November 30, 2018, for federal income tax purposes, the Fund incurred $3,077 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the Adviser voluntarily waived $352,138 of its fee and voluntarily reimbursed $24,356 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $1,384.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2019, the Sub-Adviser earned a fee of $139,063.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$33,709
Class C Shares	230,768
Class R Shares	109,536
TOTAL	$374,013
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2019, FSC retained $54,805 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $3,102 in sales charges from the sale of Class A Shares. FSC also retained $7,569 and $1,135 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2019, FSSC received $37,662 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.97%, 1.93%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not
Semi-Annual Shareholder Report

including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$97,603,011
Sales	$117,276,399
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During the six months ended May 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
9. SUBSEQUENT EVENT
In November 2018, the Board approved the tax-free reorganization of the Federated Absolute Return Fund into the Fund, which is expected to occur in the third quarter of 2019.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,024.50	$5.80
Class B Shares	$1,000	$1,020.20	$9.92
Class C Shares	$1,000	$1,021.20	$9.68
Class R Shares	$1,000	$1,022.40	$7.97
Institutional Shares	$1,000	$1,026.50	$4.35
Class R6 Shares	$1,000	$1,026.40	$4.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.79
Class B Shares	$1,000	$1,015.10	$9.90
Class C Shares	$1,000	$1,015.40	$9.65
Class R Shares	$1,000	$1,017.00	$7.95
Institutional Shares	$1,000	$1,020.60	$4.33
Class R6 Shares	$1,000	$1,020.70	$4.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.97%
Class C Shares	1.92%
Class R Shares	1.58%
Institutional Shares	0.86%
Class R6 Shares	0.84%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Global Allocation Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Global Investment Management Corp. (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the
Semi-Annual Shareholder Report

overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the
Semi-Annual Shareholder Report

Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Semi-Annual Shareholder Report

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019